Summary of Significant Accounting Policies: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following:

	September 30, 2015	December 31, 2014
Property and equipment	$66,770	$54,943
Accumulated depreciation	(5,984)	(1,325)
Property and equipment, net	$60,786	$53,618

Property and equipment is capitalized and depreciated on a straight line basis over the useful life of the asset, which is deemed to be between three and ten years. Property and equipment consist of the following at December 31:

	2014	2013
Property and equipment	$54,943	$0
Accumulated depreciation	$(1,325)	$0
Property and equipment, net	$53,618	$0